24. Operating segment information	12 Months Ended
Dec. 31, 2017
Operating Segment Information
Operating segment information

In 2016, the Company started to provide water connections only to customers (residential, commercial and industrial) who also requested a connection to the sewage system. Prior to that, the Company offered water connections even if the customer did not request a sewage connection.

The objective of this measure, which has been applied to all municipalities operated by SABESP, is to reduce the pollution caused by the disposal of sewage in streams, rivers, beaches and phreatic zones, and to expand the benefits to the environment and the health of the population.

The decision to offer water connections only to customers who also connect to the sewage system was taken by the main operating decision maker, which in the case of SABESP is the Board of Executive Officers, since it believes that the Company must provide sanitation services rather than individual water and sewage services only.

This structural change in the business has also changed the focus on decision making. In this way, the analysis of the activities was carried out on a consolidated basis, i.e., the Company has only one operating segment – sanitation – rather than the previously presented segments, water and sewage, as shown below:

Result

	2017
	Sanitation (i)	Reconciliation to the financial statements (ii)	Balance as per financial statements
Gross operating revenue	12,223,746	3,150,877	15,374,623
Gross sales deductions	(766,390)	-	(766,390)
Net operating revenue	11,457,356	3,150,877	14,608,233
Costs, selling and administrative expenses	(7,566,104)	(3,080,542)	(10,646,646)
Income from operations before other operating expenses, net and equity accounting	3,891,252	70,335	3,961,587
Other operating income / (expenses), net			(5,679)
Equity accounting			5,760
Financial result, net			(458,054)
Income from operations before taxes			3,503,614
Depreciation and amortization	1,301,897	-	1,301,897

(i) See note 31 for further information about non-cash items, other than depreciation and amortization that impact segment results, and for additionals to long-lived asset information;

(ii) Construction revenue and related costs not reported to the CODM.

	2016
	Sanitation (i)	Reconciliation to the financial statements (ii)	Balance as per financial statements
Gross operating revenue	11,122,232	3,732,877	14,855,109
Gross sales deductions	(756,901)	-	(756,901)
Net operating revenue	10,365,331	3,732,877	14,098,208
Costs, selling and administrative expenses	(7,026,699)	(3,651,364)	(10,678,063)
Income from operations before other operating expenses, net and equity accounting	3,338,632	81,513	3,420,145
Other operating income / (expenses), net			4,722
Equity accounting			4,740
Financial result, net			699,447
Income from operations before taxes			4,129,054
Depreciation and amortization	1,146,626	-	1,146,626

(i) See note 31 for further information about non-cash items, other than depreciation and amortization that impact segment results, and for additionals to long-lived asset information;

(ii) Construction revenue and related costs not reported to the CODM.

	2015 (Restated)
	Sanitation (i)	Reconciliation to the financial statements (ii)	Balance as per financial statements
Gross operating revenue	8,946,825	3,336,716	12,283,541
Gross sales deductions	(571,972)	-	(571,972)
Net operating revenue	8,374,853	3,336,716	11,711,569
Costs, selling and administrative expenses	(5,550,122)	(3,263,808)	(8,813,930)
Income from operations before other operating expenses, net and equity accounting	2,824,731	72,908	2,897,639
Other operating income / (expenses), net			143,755
Equity accounting			2,597
Financial result, net			(2,456,462)
Income from operations before taxes			587,529
Depreciation and amortization	1,074,032	-	1,074,032

(i) See note 31 for further information about non-cash items, other than depreciation and amortization that impact segment results, and for additionals to long-lived asset information;

(ii) Construction revenue and related costs not reported to the CODM.

The impacts on gross operating income and costs are as follows:

	2017	2016	2015

Gross revenue from construction recognized under IFRIC 12 (a)	3,150,877	3,732,877	3,336,716
Construction costs recognized under IFRIC 12 (a)	(3,080,542)	(3,651,364)	(3,263,808)

Construction margin	70,335	81,513	72,908

(a)    Revenue from concession construction contracts is recognized in accordance with IAS 11 - Construction Contracts, using the percentage-of-completion method. See Note 13 (f).